Bonds and Loans - Composition of Loans (Details) ¥ in Millions, $ in Millions	Mar. 31, 2021 JPY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 JPY (¥)
Disclosure of detailed information about borrowings [line items]
JPY (millions) Carrying amount	¥ 1,103,169		¥ 1,888,339
Syndicated Loans 2013
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	60,000
JPY (millions) Carrying amount	¥ 0		60,000
Syndicated Loans 2013 | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.01%	0.01%
Syndicated Loans 2016
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 200,000
JPY (millions) Carrying amount	¥ 200,000		200,000
Syndicated Loans 2016 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.20%	0.20%
Syndicated Loans 2016 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.30%	0.30%
Syndicated Loans 2017
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 113,500
JPY (millions) Carrying amount	¥ 113,500		113,500
Spread on variable interest rate	0.35%	0.35%
USD Syndicated Loans 2017
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 1,500
JPY (millions) Carrying amount	¥ 165,538		162,442
USD Syndicated Loans 2017 | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.50%	0.50%
USD Syndicated Loans 2019
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 6,800
JPY (millions) Carrying amount	¥ 0		720,581
USD Syndicated Loans 2019 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.75%	0.75%
USD Syndicated Loans 2019 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	1.50%	1.50%
USD Japan Bank for International Cooperation 2019
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 3,700
JPY (millions) Carrying amount	¥ 408,980		401,450
USD Japan Bank for International Cooperation 2019 | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.60%	0.60%
Other
Disclosure of detailed information about borrowings [line items]
JPY (millions) Carrying amount	¥ 215,151		¥ 230,366